Trade Receivables, Net	12 Months Ended
Jun. 30, 2014
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

Note 4 – TRADE RECEIVABLES, NET

Trade receivables consist principally of accounts receivable and trade financing and other financial services to small to medium sized businesses and individuals, principally in Australia. Trade receivables are recorded at the invoiced amount and net of allowances for doubtful accounts. Trade receivables bear interest. The allowance for doubtful accounts represents management’s estimate of the amount of probable credit losses in existing accounts receivable, as determined from a review of past due balances and other specific account data. The assessment includes actually incurred historical data as well as current economic conditions. Account balances are written off against the allowance when management determines the receivable is uncollectible.

Collectability of trade receivables is reviewed on an ongoing basis. Debts which are known to be uncollectable are written off by reducing the carrying amount directly. A provision for impairment of trade receivables is raised when there is objective evidence that the consolidated entity or parent entity will not be able to collect all amounts due according to the original terms of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization and default or delinquency in payments (more than 30 days overdue) are considered indicators that the trade receivable may be impaired. The amount of the impairment allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Cash flows relating to short-term receivables are not discounted if the effect of discounting is immaterial.

Trade receivables that are past their normal payment terms are overdue and once 30 days past due are considered delinquent. Minimum payment terms vary by product. The maximum payment term for all products is 122 days. All trade receivables that are overdue are individually assessed for impairment.

Trade receivables are placed on non-accrual status when legal action commences. Payments received while on non-accrual status will be allocated to the oldest amount outstanding. Accrual of interest will not resume until all amounts owing have been settled.

As of June 30, 2014 and 2013, trade receivables consist of the following:

	June 30,	June 30,
	2014	2013
Trade receivables	$25,573,699	$25,622,091
Allowance for bad debt	(703,402)	(731,475)
Total trade receivables, net	$24,870,297	$24,890,616

AGE ANALYSIS OF PAST DUE TRADE RECEIVABLES	June 30, 2014	June 30, 2013

1 - 30 Days Past Due	$695,116	$1,331,914
31 - 60 Days Past Due	59,212	724,023
Greater than 60 Days Past Due	890,205	1,224,162
Total Past Due	1,644,533	3,280,099
Current	23,929,166	22,341,992
Total Trade Receivables	$25,573,699	$25,622,091
Recorded Investment > 60 Days and accruing	$23,007	$53,069

ALLOWANCE FOR DOUBTFUL DEBTS AND RECORDED INVESTMENT	June 30, 2014	June 30, 2013

Allowance for doubtful debts
Beginning balance	$731,475	$751,564
Charge-offs	(557,352)	(228,471)
Recoveries	(27,665)	(80,551)
Provision	535,221	371,779
Other comprehensive income (fx differences)	21,723	(82,846)
Ending balance	$703,402	$731,475

Ending balance - individually evaluated for impairment	$667,508	$932,933
Ending balance - collectively evaluated for impairment	$35,894	$36,690

Trade receivables
Ending balance	$25,573,699	$25,622,091
Ending balance - individually evaluated for impairment	$1,644,533	$3,280,099
Ending balance - collectively evaluated for impairment	$23,929,166	$22,341,992

Trade receivables $1,079,337  $1,520,531
TRADE RECEIVABLES ON A NON ACCRUAL BASIS	June 30, 2014	June 30, 2013

Total Financing Receivables	$1,079,337	$1,520,531

IMPAIRED LOANS	June 30, 2014
	Recorded Investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognised

With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$1,079,337	$797,842	$703,402	$1,354,838	$78,488
	$1,079,337	$797,842	$703,402	$1,354,838	$78,488
Total
Trade receivables	$1,079,337	$797,842	$703,402	$1,354,838	$78,488
	$1,079,337	$797,842	$703,402	$1,354,838	$78,488

	June 30, 2013
	Recorded Investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognised

With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
Total
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376